CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) - USD ($) $ in Thousands	Preferred stock As Previously Reported	Preferred stock Retroactive application of recapitalization	Common stock As Previously Reported	Common stock Retroactive application of recapitalization	Common stock Convertible Preferred Stock [Member]	Common stock Common stock	Common stock Preferred stock	Common stock	Additional paid-in capital As Previously Reported	Additional paid-in capital Retroactive application of recapitalization	Additional paid-in capital Convertible Preferred Stock [Member]	Additional paid-in capital Common stock	Additional paid-in capital	Accumulated deficit As Previously Reported	Accumulated deficit Common stock	Accumulated deficit Preferred stock	Accumulated deficit	As Previously Reported	Retroactive application of recapitalization	Convertible Preferred Stock [Member]	Common stock	Preferred stock	Total
Redeemable convertible preferred stock, beginning balance (in shares) at Dec. 31, 2017																		4,404,840	(4,404,840)
Redeemable convertible preferred stock, beginning balance at Dec. 31, 2017																		$ 17,040	$ (17,040)
Shares, beginning balance (in shares) at Dec. 31, 2017	13,621,802	(13,621,802)	126,464,480	102,694,176				229,158,656
Beginning balance at Dec. 31, 2017	$ 25,560	$ (25,560)	$ 1	$ 22				$ 23	$ 36	$ 42,578			$ 42,614	$ (38,871)			$ (38,871)	(13,274)	$ 17,040				$ 3,766
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net cash contributions from follow-on offer (in shares)								16,705,320
Net cash contributions from follow-on offering								$ 2					18,216										18,218
Issuance of Old Skillz common stock upon exercise of stock options (in shares)								4,036,200
Issuance of Old Skillz common stock upon exercise of stock options													192										192
Stock-based compensation													6,680										6,680
Net loss																	(27,780)						(27,780)
Shares, ending balance (in shares) at Dec. 31, 2018								249,900,176
Ending balance at Dec. 31, 2018								$ 25					67,702				(66,651)						1,076
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net cash contributions from follow-on offer (in shares)								23,718,385
Net cash contributions from follow-on offering								$ 3					39,757										39,760
Issuance of Old Skillz common stock upon exercise of stock options (in shares)								3,485,844
Issuance of Old Skillz common stock upon exercise of stock options													197										197
Stock-based compensation													1,237										1,237
Net loss																	(23,605)						(23,605)
Issuance of Old Skillz common stock upon early exercise of stock options with promissory note (in shares)								8,970,518
Issuance of Old Skillz common stock upon early exercise of stock options with promissory note								$ 1					(1)
Shares, ending balance (in shares) at Dec. 31, 2019								286,074,923
Ending balance at Dec. 31, 2019								$ 29					108,892				(90,256)						18,665
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Old Skillz common stock upon exercise of stock options (in shares)								829,348
Issuance of Old Skillz common stock upon exercise of stock options													241										241
Stock-based compensation													357										357
Net loss																	(15,522)						(15,522)
Shares, ending balance (in shares) at Mar. 31, 2020								286,904,271
Ending balance at Mar. 31, 2020								$ 29					109,490				(105,778)						3,741
Shares, beginning balance (in shares) at Dec. 31, 2019								286,074,923
Beginning balance at Dec. 31, 2019								$ 29					108,892				(90,256)						18,665
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss																							(35,679)
Shares, ending balance (in shares) at Jun. 30, 2020								315,455,731
Ending balance at Jun. 30, 2020								$ 32					180,043				(126,478)						53,597
Shares, beginning balance (in shares) at Dec. 31, 2019								286,074,923
Beginning balance at Dec. 31, 2019								$ 29					108,892				(90,256)						18,665
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net cash contributions from follow-on offer (in shares)								17,834,808
Net cash contributions from follow-on offering								$ 2					98,303										$ 98,305
Issuance of Old Skillz common stock upon exercise of stock options (in shares)								7,642,110															20,138,817
Issuance of Old Skillz common stock upon exercise of stock options								$ 1					1,242										$ 1,243
Stock-based compensation													23,757										23,757
Net loss																	(145,510)	(122,461)					(145,510)
Issuance of Old Skillz common stock upon early exercise of stock options with promissory note (in shares)								12,700,358
Issuance of Old Skillz common stock upon early exercise of stock options with promissory note								$ 1					(1)
Conversion of Old Skillz preferred stock warrants													654										654
Surrender of Old Skillz common stock upon net settlement of promissory notes (in shares)								(1,037,535)
Taxes paid related to net share settlement of Old Skillz equity awards (in shares)								(1,102,746)
Taxes paid related to net share settlement of Old Skillz equity awards													(13,404)										(13,404)
Issuance of Old Skillz stock upon exercise of warrants (in shares)					2,860,974	726,063
Issuance of Old Skillz stock upon exercise of warrants					$ 1						$ 1	$ 382								$ 2	$ 382
Repurchase of Old Skillz stock (in shares)						(468,270)	(13,739)
Repurchase of Old Skillz stock							$ (1)								$ (1,339)	$ (1,210)					$ (1,339)	$ (1,211)
Net cash contributions from Business Combination and PIPE financing (in shares)								44,580,578
Net Business Combination and PIPE financing (Restated)								$ 4					75,239					230,426					75,243
Shares, ending balance (in shares) at Dec. 31, 2020								369,797,524
Ending balance at Dec. 31, 2020								$ 37					295,065				(238,315)	235,019					56,787
Shares, beginning balance (in shares) at Mar. 31, 2020								286,904,271
Beginning balance at Mar. 31, 2020								$ 29					109,490				(105,778)						3,741
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net cash contributions from follow-on offer (in shares)								15,091,869
Net cash contributions from follow-on offering								$ 2					64,877										64,879
Issuance of Old Skillz common stock upon exercise of stock options (in shares)								1,029,833
Issuance of Old Skillz common stock upon exercise of stock options													130										130
Stock-based compensation													5,546										5,546
Net loss																	(20,157)						(20,157)
Issuance of Old Skillz common stock upon early exercise of stock options with promissory note (in shares)								12,700,357
Issuance of Old Skillz common stock upon early exercise of stock options with promissory note								$ 1															1
Repurchase of Old Skillz stock (in shares)								270,599
Repurchase of Old Skillz stock																	(543)						(543)
Shares, ending balance (in shares) at Jun. 30, 2020								315,455,731
Ending balance at Jun. 30, 2020								$ 32					180,043				(126,478)						53,597
Shares, beginning balance (in shares) at Dec. 31, 2020								369,797,524
Beginning balance at Dec. 31, 2020								$ 37					295,065				(238,315)	235,019					56,787
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net cash contributions from follow-on offer (in shares)								17,000,000
Net cash contributions from follow-on offering								$ 2					402,238										402,240
Issuance of Old Skillz common stock upon exercise of stock options (in shares)								268,426
Issuance of Old Skillz common stock upon exercise of stock options													12										12
Stock-based compensation													10,945										10,945
Net loss																	(53,592)						(53,592)
Shares, ending balance (in shares) at Mar. 31, 2021								395,807,813
Ending balance at Mar. 31, 2021								$ 39					880,779				(291,907)						588,911
Shares, beginning balance (in shares) at Dec. 31, 2020								369,797,524
Beginning balance at Dec. 31, 2020								$ 37					295,065				(238,315)	$ 235,019					$ 56,787
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Old Skillz common stock upon exercise of stock options (in shares)																							503,480
Net loss																							$ (133,187)
Shares, ending balance (in shares) at Jun. 30, 2021								396,671,443
Ending balance at Jun. 30, 2021								$ 39					906,275				(371,502)						534,812
Shares, beginning balance (in shares) at Mar. 31, 2021								395,807,813
Beginning balance at Mar. 31, 2021								$ 39					880,779				(291,907)						588,911
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Old Skillz common stock upon exercise of stock options (in shares)								235,054
Issuance of Old Skillz common stock upon exercise of stock options													97										97
Stock-based compensation													15,774										15,774
Net loss																							(79,595)
Shares, ending balance (in shares) at Jun. 30, 2021								396,671,443
Ending balance at Jun. 30, 2021								$ 39					$ 906,275				$ (371,502)						$ 534,812